Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Dec. 15, 2016
Document Effective Date	Dec. 16, 2016
Prospectus Date	Dec. 16, 2016
Value Fund | Value Fund - Investor Class
Prospectus:
Trading Symbol	WVALX
Value Fund | Value Fund - Institutional Class
Prospectus:
Trading Symbol	WVAIX
Partners Value Fund | Partners Value Fund - Investor Class
Prospectus:
Trading Symbol	WPVLX
Partners Value Fund | Partners Value Fund - Institutional Class
Prospectus:
Trading Symbol	WPVIX
Partners III Opportunity Fund | Partners III Opportunity Fund - Institutional Class
Prospectus:
Trading Symbol	WPOPX
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Prospectus:
Trading Symbol	WPOIX
Research Fund | Research Fund
Prospectus:
Trading Symbol	WRESX
Hickory Fund | Hickory Fund
Prospectus:
Trading Symbol	WEHIX
Balanced Fund | Balanced Fund
Prospectus:
Trading Symbol	WBALX
Core Plus Income Fund | Core Plus Income Fund - Institutional Class
Prospectus:
Trading Symbol	WCPBX
Core Plus Income Fund | Core Plus Income Fund - Investor Class
Prospectus:
Trading Symbol	WCPNX
Short Duration Income Fund | Short Duration Income Fund - Institutional Class
Prospectus:
Trading Symbol	WEFIX
Short Duration Income Fund | Short Duration Income Fund - Investor Class
Prospectus:
Trading Symbol	WSHNX
Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund
Prospectus:
Trading Symbol	WNTFX
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class
Prospectus:
Trading Symbol	SAFEX